Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(1.69%)	(1.96%)	0.15%
JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.54%	0.12%	3.13%
JP Morgan EMBI Global Diversified ex-CCC Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.09%	(0.67%)	2.59%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.96%	(2.86%)	(0.64%)
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.31%	(1.45%)	0.15%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.63%	(0.64%)	1.36%
Performance Inception Date	Jun. 18, 2001
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.05%	0.52%	2.12%
Performance Inception Date	Mar. 03, 2008
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.89%	0.50%	2.08%
Performance Inception Date	Dec. 31, 1993